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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09223


                          Pioneer International Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

             Pioneer International Value Fund
             Schedule of Investments  2/28/05 (unaudited)

Shares                                                                        Value
             PREFERRED STOCKS - 0.8 %
             Health Care Equipment & Services - 0.3 %
             Health Care Equipment - 0.3 %
  3,700      Fresenius AG*                                                 $   432,364
             Total Health Care Equipment & Services                        $   432,364

             Telecommunication Services - 0.5 %
             Integrated Telecommunication Services - 0.5 %
 46,400      Tele Norte Leste Participacoes (A.D.R.)                       $   765,136
             Total Telecommunication Services                              $   765,136
             TOTAL PREFERRED STOCKS
             (Cost   $1,052,295)                                           $ 1,197,500

             COMMON STOCKS - 96.5 %
             Energy - 6.4 %
             Integrated Oil & Gas - 2.5 %
136,660      BP Amoco Plc                                                  $ 1,483,853
 89,100      Eni S.p.A.                                                      2,327,940
                                                                           $ 3,811,793
             Oil & Gas Refining Marketing & Transportation - 3.9 %
 86,700      Repsol SA                                                     $ 2,357,153
 15,600      Total SA                                                        3,709,918
                                                                           $ 6,067,071
             Total Energy                                                  $ 9,878,864

             Materials - 8.2 %
             Commodity Chemicals - 1.9 %
 32,200      BASF India, Ltd.                                              $ 2,410,113
 13,500      Bayer AG *                                                        471,761
                                                                           $ 2,881,874
             Construction Materials - 3.1 %
 54,570      CRH Plc                                                       $ 1,530,155
 34,700      Italcementi S.p.A.                                                614,209
  9,000      Lafarge SA                                                        935,866
 11,200      Vinci SA                                                        1,644,523
                                                                           $ 4,724,753
             Diversified Metals & Mining - 1.8 %
 21,900      Freeport-McMoRan Copper & Gold, Inc. (Class B)                $   915,858
 12,000      Norilsk Nickel (b)                                                767,880
 30,530      Rio Tinto Plc                                                   1,078,382
                                                                           $ 2,762,120
             Industrial Gases - 1.4 %
353,000      Taiyo Nippon Sanso Corp.                                      $ 2,202,730

             Steel - 0.6 %
 63,570      Broken Hill Proprietary Co., Ltd.                             $    97,553
             Total Materials                                               $12,669,030

             Capital Goods - 9.9 %
             Construction & Engineering - 3.9 %
462,700      Kajima Corp.                                                  $ 1,908,192
 65,316      ACS, Actividades de Construccion y Servicios SA                 1,672,650
 23,354      Compagnie de Saint Gobain                                       1,441,364
  5,400      Technip                                                           959,625
                                                                           $ 5,981,831
             Electrical Component & Equipment - 3.3 %
453,000      The Furukawa Electric Co., Ltd *                              $ 2,313,203
314,000      Mitsubishi Electric Corp.                                       1,644,311
 13,800      Schneider Electric SA                                           1,100,413
                                                                           $ 5,057,927
             Industrial Conglomerates - 0.5 %
118,735      KOC Holding AS                                                $   804,433

             Industrial Machinery - 2.2 %
179,900      OSG Corp. * (b)                                               $ 2,332,022
 21,400      Atlas Copco AB                                                  1,064,292
                                                                           $ 3,396,314
             Total Capital Goods                                           $15,240,505

             Commercial Services & Supplies - 0.8 %
             Diversified Commercial Services - 0.8 %
 45,300      TNT Post Group NV                                             $ 1,265,318
             Total Commercial Services & Supplies                          $ 1,265,318

             Automobiles & Components - 3.1 %
             Auto Parts & Equipment - 0.9 %
  7,300      Continental AG *                                              $   539,662
 13,200      Compagnie Generale des Etablissements Michelin                    940,928
                                                                           $ 1,480,590
             Automobile Manufacturers - 2.2 %
 87,300      Toyota Motor Co.                                              $ 3,396,032
             Total Automobiles & Components                                $ 4,876,622

             Consumer Durables & Apparel - 2.1 %
             Apparel, Accessories & Luxury Goods - 0.6 %
  5,700      Adidas-Salomon AG                                             $   854,772

             Homebuilding - 1.5 %
315,000      Sekisui Chemical Co., Ltd. *                                  $ 2,341,640
             Total Consumer Durables & Apparel                             $ 3,196,412

             Hotels Restaurants & Leisure - 3.3 %
             Casinos & Gaming - 1.9 %
 46,500      Sega Sammy Holdings, Inc. *                                   $ 2,914,303

             Restaurants - 1.4 %
211,300      Compass Group Plc                                             $ 1,017,590
 68,800      GUS Plc                                                         1,248,659
                                                                           $ 2,266,249
             Total Hotels Restaurants & Leisure                            $ 5,180,552

             Media - 2.8 %
             Advertising - 0.3 %
 17,200      Publicis SA                                                   $   522,948

             Broadcasting & Cable Television - 1.5 %
 83,600      Tokyo Broadcasting System *                                   $ 1,507,207
 53,400      Mediaset S.p.A *                                                  750,334
                                                                           $ 2,257,541
             Publishing - 1.0 %
 27,900      Vivendi Universal *                                           $   880,392
 63,100      Reed Elsevier Plc                                                 642,188
                                                                           $ 1,522,580
             Total Media                                                   $ 4,303,069

             Retailing - 3.6 %
             Computer & Electronics Retail - 0.4 %
201,400      Dixons Group Plc                                              $   621,300

             Distributors - 1.7 %
193,000      Mitsubishi Corp.                                              $ 2,631,497

             General Merchandise Stores - 1.5 %
 45,300      Ryohin Keikaku Co., Ltd. *                                    $ 2,350,512
             Total Retailing                                               $ 5,603,309

             Food & Drug Retailing - 5.1 %
             Drug Retail - 0.7 %
 82,100      Boots Co., Plc                                                $ 1,047,419

             Food Retail - 4.4 %
 59,700      Lawson, Inc. *                                                $ 2,275,344
  9,560      Nestle SA (Registered Shares)                                   2,652,297
319,100      Tesco Plc                                                       1,872,515
                                                                           $ 6,800,156
             Total Food & Drug Retailing                                   $ 7,847,575

             Food, Beverage & Tobacco - 1.1 %
             Tobacco - 1.1 %
 90,260      British American Tobacco Plc                                  $ 1,651,437
             Total Food, Beverage & Tobacco                                $ 1,651,437

             Health Care Equipment & Services - 0.6 %
             Health Care Supplies - 0.6 %
  4,500      Nobel Biocare Holding AG                                      $   979,614
             Total Health Care Equipment & Services                        $   979,614

             Pharmaceuticals & Biotechnology - 4.9 %
             Pharmaceuticals - 4.9 %
 52,460      Astrazeneca Plc                                               $ 2,078,516
 48,410      GlaxoSmithKline Plc                                             1,161,326
 17,900      Novartis *                                                        897,429
 19,063      Roche Holdings AG (b)                                           2,007,286
 11,900      Sanofi-Aventis                                                    951,699
  5,770      Schering AG                                                       421,700
                                                                           $ 7,517,956
             Total Pharmaceuticals & Biotechnology                         $ 7,517,956

             Banks - 12.3 %
             Diversified Banks - 12.3 %
    400      UFJ Holdings, Inc. *                                          $ 2,216,257
 42,200      Allied Irish Banks Plc                                            903,631
129,100      Barclays Plc                                                    1,401,308
103,800      Banco Bilbao Vizcaya Argentaria SA                              1,788,782
178,900      Banca Intesa S.p.A.                                               877,265
 28,130      BNP Paribas SA                                                  2,039,402
 53,836      Credit Agricole SA                                              1,594,153
 45,047      CS Group *                                                      1,960,244
 75,700      Development Bank of Singapore, Ltd.                               692,428
 65,600      HSBC Holding Plc                                                1,090,596
 22,800      Kookmin Bank (A.D.R.) *                                         1,050,852
 70,330      Royal Bank of Scotland Group Plc                                2,415,589
 28,100      Uniao de Bancos Brasileiros S.A. (Unibanco) (G.D.R.) (144A)     1,059,370
                                                                           $19,089,877
             Total Banks                                                   $19,089,877

             Diversified Financials - 9.6 %
             Consumer Finance - 1.3 %
 29,900      Aeon Credit Service Co., Ltd. * (b)                           $ 2,024,317

             Other Diversified Financial Services - 7.4 %
417,000      Sumitomo Trust Bank                                           $ 2,873,347
 18,981      Societe Generale                                                2,001,654
 69,770      ING Groep NV                                                    2,141,623
 16,100      Lagardere SCA                                                   1,257,943
 35,906      UBS AG                                                          3,116,621
                                                                           $11,391,188
             Specialized Finance - 0.9 %
 19,100      Deutsche Boerse AG                                            $ 1,417,255
             Total Diversified Financials                                  $14,832,760

             Insurance - 2.5 %
             Life & Health Insurance - 0.7 %
 30,600      Assicurazioni Generali                                        $ 1,022,002
 28,100      China Life Insurance                                               77,485
                                                                           $ 1,099,487
             Multi-Line Insurance - 1.8 %
 64,900      AXA                                                           $ 1,741,548
  6,150      Zurich Financial Services *                                     1,130,823
                                                                           $ 2,872,371
             Total Insurance                                               $ 3,971,858

             Real Estate - 1.6 %
             Real Estate Management & Development - 1.6 %
198,000      Mitsui Fudosan Co.                                            $ 2,451,085
             Total Real Estate                                             $ 2,451,085

             Software & Services - 0.6 %
             It Consulting & Other Services - 0.6 %
 11,800      Atos Origin *                                                 $   859,596
             Total Software & Services                                     $   859,596

             Technology Hardware & Equipment - 4.8 %
             Semiconductors - 1.0 %
 53,500      Philips Electronics NV                                        $ 1,477,810

             Electronic Equipment & Instruments - 2.4 %
 22,100      Nidec Corp.                                                   $ 2,701,677
 13,850      Siemens                                                         1,085,699
                                                                           $ 3,787,376
             Office Electronics - 1.4 %
185,000      Konica Minolta Holdings, Inc. *                               $ 2,191,115
             Total Technology Hardware & Equipment                         $ 7,456,301

             Semiconductors - 1.7 %
             Semiconductor Equip - 1.7 %
 40,000      Tokyo Electron, Ltd.                                          $ 2,573,045
             Total Semiconductors                                          $ 2,573,045

             Telecommunication Services - 9.0 %
             Integrated Telecommunication Services - 5.0 %
 31,000      Belgacom SA *                                                 $ 1,301,387
 89,620      British Sky Broadcasting Plc                                      974,577
 63,000      France Telecom SA                                               1,901,843
 98,700      Mahanagar Telephone Nigam, Ltd. (A.D.R.) *                        674,121
105,280      Telefonica SA                                                   1,936,067
266,590      Telecom Italia S.p.A.                                           1,033,627
                                                                           $ 7,821,622
             Wireless Telecommunication Services - 4.0 %
 22,400      Mobile Telesystems (A.D.R.)                                   $   898,016
 36,100      SK Telecom Co., Ltd. (A.D.R.) (b)                                 768,930
 40,418      Turkcell Iletism Hizmet (A.D.R.) (b)                              737,629
1,412,307    Vodafone Group Plc                                              3,718,959
                                                                           $ 6,123,534
             Total Telecommunication Services                              $13,945,156

             Utilities - 2.5 %
             Electric Utilities - 2.5 %
 20,160      E.On AG                                                       $ 1,812,167
 26,400      Iberdrola SA                                                      694,820
145,400      National Grid Transco Plc                                       1,412,553
                                                                           $ 3,919,540
             Total Utilities                                               $ 3,919,540
             TOTAL COMMON STOCKS
             (Cost   $104,668,683)                                         $149,309,481

             TOTAL INVESTMENTS IN SECURITIES - 97.3%
             (Cost   $105,720,978)                                         $150,506,981

             OTHER ASSETS AND LIABILITIES - 1.5%                           $4,178,148

             TOTAL NET ASSETS - 100.0%                                     $154,685,129


       (A.D.RAmerican Depository Receipt

       *     Non-income producing security

        144A Security is exempt from registration under Rule 144A of the
             Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.
              At February 28, 2005, the value of these securities amounted to $1,059,370 or 0.7% of net assets.

         (a) At 02/28/05, the net unrealized gain on investments based on cost for federal income tax purposes of $105,786,849 was as follows:

             Aggregate gross unrealized gain for all investments in which t$45,029,423 of value over tax cost

             Aggregate gross unrealized loss for all investments in which t$ (309,291)
                  of tax cost over value

               Net unrealized gain                                         $44,720,132

         (b) At February 28, 2005, the following securities were out on loan:

Shares                                  Security                            Market Value
 11,400      Norilsk Nickel                                                    729,600
169,900      OSG Corp.                                                       2,201,904
 18,100      Roche Holdings AG                                               1,905,930
 34,295      SK Telecom Co., Ltd. (A.D.R.)                                     730,484
 40,200      Turkcell Iletism Hizmet (A.D.R.)                                  733,650
             Total                                                           6,301,568


             The accompanying notes are an integral part of these financial statements.



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 30, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 30, 2005

* Print the name and title of each signing officer under his or her signature.